Quarterly Report
December 31, 2023
MFS®  Research Fund
MFR-Q1

Portfolio of Investments
12/31/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.4%
Aerospace & Defense – 3.4%
Boeing Co. (a)	247,216	$64,439,322
General Dynamics Corp.	170,861	44,367,476
Honeywell International, Inc.	383,333	80,388,763
Howmet Aerospace, Inc.	698,564	37,806,284
Leidos Holdings, Inc.	305,832	33,103,256
		$260,105,101
Alcoholic Beverages – 0.5%
Constellation Brands, Inc., “A”	162,037	$39,172,445
Apparel Manufacturers – 0.7%
NIKE, Inc., “B”	515,521	$55,970,115
Automotive – 0.3%
Aptiv PLC (a)	236,880	$21,252,874
Broadcasting – 1.1%
Walt Disney Co.	897,479	$81,033,379
Brokerage & Asset Managers – 2.0%
Charles Schwab Corp.	1,160,718	$79,857,398
CME Group, Inc.	324,438	68,326,643
		$148,184,041
Business Services – 2.6%
Accenture PLC, “A”	352,356	$123,645,244
TransUnion	624,829	42,932,000
Tyler Technologies, Inc. (a)	67,124	28,065,887
		$194,643,131
Cable TV – 0.7%
Cable One, Inc.	96,299	$53,599,060
Computer Software – 12.7%
Cadence Design Systems, Inc. (a)	360,284	$98,130,553
Microsoft Corp. (s)	1,813,592	681,983,136
Palo Alto Networks, Inc. (a)	127,539	37,608,700
Salesforce, Inc. (a)	532,519	140,127,050
		$957,849,439
Computer Software - Systems – 6.0%
Apple, Inc. (s)	1,444,506	$278,110,740
Constellation Software, Inc.	29,239	72,493,875
HubSpot, Inc. (a)	60,863	35,333,406
ServiceNow, Inc. (a)	100,246	70,822,797
		$456,760,818
Construction – 2.3%
AZEK Co., Inc. (a)	927,169	$35,464,214
Sherwin-Williams Co.	191,658	59,778,130
Summit Materials, Inc., “A” (a)	1,176,820	45,260,497
Vulcan Materials Co.	144,885	32,890,344
		$173,393,185

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – 1.4%
Colgate-Palmolive Co.	671,769	$53,546,707
International Flavors & Fragrances, Inc.	286,359	23,186,488
Kenvue, Inc.	1,407,181	30,296,607
		$107,029,802
Electrical Equipment – 1.1%
Johnson Controls International PLC	762,254	$43,936,321
TE Connectivity Ltd.	263,673	37,046,056
		$80,982,377
Electronics – 5.5%
Applied Materials, Inc.	510,900	$82,801,563
Lam Research Corp.	87,568	68,588,512
Marvell Technology, Inc.	1,050,959	63,383,337
NVIDIA Corp.	241,138	119,416,360
NXP Semiconductors N.V.	372,155	85,476,561
		$419,666,333
Energy - Independent – 3.5%
ConocoPhillips	1,023,090	$118,750,056
Diamondback Energy, Inc.	280,260	43,462,721
Hess Corp.	474,700	68,432,752
Valero Energy Corp.	283,492	36,853,960
		$267,499,489
Food & Beverages – 2.0%
General Mills, Inc.	305,143	$19,877,015
Mondelez International, Inc.	822,176	59,550,208
PepsiCo, Inc.	432,248	73,413,000
		$152,840,223
Gaming & Lodging – 0.6%
Marriott International, Inc., “A”	192,273	$43,359,484
General Merchandise – 0.8%
Dollar General Corp.	223,395	$30,370,550
Five Below, Inc. (a)	146,355	31,197,032
		$61,567,582
Health Maintenance Organizations – 1.2%
Cigna Group	302,608	$90,615,966
Insurance – 2.6%
Aon PLC	218,405	$63,560,223
Chubb Ltd.	422,205	95,418,330
Willis Towers Watson PLC	167,514	40,404,377
		$199,382,930
Internet – 8.4%
Alphabet, Inc., “A” (a)(s)	2,234,547	$312,143,870
Alphabet, Inc., “C” (a)	618,899	87,221,436
Gartner, Inc. (a)	114,770	51,773,895
Meta Platforms, Inc., “A” (a)	513,877	181,891,903
		$633,031,104
Leisure & Toys – 0.7%
Electronic Arts, Inc.	365,997	$50,072,050

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Machinery & Tools – 2.6%
Eaton Corp. PLC	219,212	$52,790,634
Ingersoll Rand, Inc.	669,831	51,804,730
Regal Rexnord Corp.	250,092	37,018,618
Wabtec Corp.	410,456	52,086,866
		$193,700,848
Major Banks – 4.1%
JPMorgan Chase & Co.	916,762	$155,941,216
Morgan Stanley	762,670	71,118,977
PNC Financial Services Group, Inc.	519,676	80,471,829
		$307,532,022
Medical & Health Technology & Services – 1.3%
ICON PLC (a)	145,737	$41,253,772
McKesson Corp.	129,818	60,103,138
		$101,356,910
Medical Equipment – 4.8%
Agilent Technologies, Inc.	547,806	$76,161,468
Becton, Dickinson and Co.	216,897	52,885,996
Boston Scientific Corp. (a)	1,298,412	75,061,198
Envista Holdings Corp. (a)	866,058	20,837,355
Masimo Corp. (a)	103,718	12,156,787
Medtronic PLC	903,463	74,427,282
STERIS PLC	244,419	53,735,517
		$365,265,603
Oil Services – 0.5%
Schlumberger Ltd.	696,621	$36,252,157
Other Banks & Diversified Financials – 3.8%
Moody's Corp.	108,014	$42,185,948
Northern Trust Corp.	513,107	43,295,969
Visa, Inc., “A” (s)	773,589	201,403,896
		$286,885,813
Pharmaceuticals – 5.8%
AbbVie, Inc.	494,238	$76,592,063
Eli Lilly & Co.	175,896	102,533,296
Johnson & Johnson	606,271	95,026,917
Pfizer, Inc.	1,881,518	54,168,903
Vertex Pharmaceuticals, Inc. (a)	154,886	63,021,565
Zoetis, Inc.	237,820	46,938,533
		$438,281,277
Railroad & Shipping – 0.8%
Canadian Pacific Kansas City Ltd. (l)	751,914	$59,446,321
Real Estate – 0.9%
Extra Space Storage, Inc., REIT	268,961	$43,122,517
Jones Lang LaSalle, Inc. (a)	132,366	24,999,966
		$68,122,483
Restaurants – 1.0%
Starbucks Corp.	572,023	$54,919,928
Wendy's Co.	1,246,272	24,277,379
		$79,197,307

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Chemicals – 1.7%
Air Products & Chemicals, Inc.	181,706	$49,751,103
Corteva, Inc.	473,441	22,687,292
DuPont de Nemours, Inc.	772,485	59,427,271
		$131,865,666
Specialty Stores – 6.6%
Amazon.com, Inc. (a)(s)	1,959,373	$297,707,134
Home Depot, Inc.	292,969	101,528,407
Ross Stores, Inc.	399,474	55,283,207
Target Corp.	297,213	42,329,075
		$496,847,823
Telecommunications - Wireless – 1.7%
SBA Communications Corp., REIT	420,574	$106,695,418
T-Mobile USA, Inc.	115,663	18,544,249
		$125,239,667
Tobacco – 0.6%
Philip Morris International, Inc.	463,887	$43,642,489
Trucking – 0.5%
J.B. Hunt Transport Services, Inc.	209,585	$41,862,508
Utilities - Electric Power – 2.6%
Alliant Energy Corp.	769,495	$39,475,093
CMS Energy Corp.	332,779	19,324,477
Duke Energy Corp.	505,102	49,015,098
PG&E Corp.	2,935,365	52,924,631
PPL Corp.	1,274,195	34,530,684
		$195,269,983
Total Common Stocks		$7,518,779,805
	Strike Price	First Exercise
Warrants – 0.0%
Computer Software - Systems – 0.0%
Constellation Software, Inc. (CAD 100 principal amount of Series 2 Debentures for 1 warrant, Expiration 3/31/2040) (a)	CAD 11.5	N/A	30,929	$0

Investment Companies (h) – 0.6%
Money Market Funds – 0.6%
MFS Institutional Money Market Portfolio, 5.42% (v)	49,113,141	$49,122,964
Collateral for Securities Loaned – 0.7%
JPMorgan U.S. Government Money Market Fund-Class IM Shares, 5.3% (j)	54,915,990	$54,915,990
Securities Sold Short – (0.1)%
Telecommunications - Wireless – (0.1)%
Crown Castle, Inc., REIT	(82,596)	$(9,514,233)

Other Assets, Less Liabilities – (0.6)%		(45,942,479)
Net Assets – 100.0%		$7,567,362,047
(a)	Non-income producing security.

Portfolio of Investments (unaudited) – continued
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $49,122,964 and $7,573,695,795, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
CAD	Canadian Dollar
At December 31, 2023, the fund had cash collateral of $5,367 and other liquid securities with an aggregate value of $44,155,658 to cover any collateral or margin obligations for securities sold short.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
12/31/23 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service.
Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value.
Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$7,386,839,609	$—	$—	$7,386,839,609
Canada	131,940,196	0	—	131,940,196
Mutual Funds	104,038,954	—	—	104,038,954
Total	$7,622,818,759	$0	$—	$7,622,818,759
Securities Sold Short	$(9,514,233)	$—	$—	$(9,514,233)
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$40,371,444	$305,679,880	$296,923,419	$(4,979)	$38	$49,122,964
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$634,761	$—